Financial Instruments and Risk Management (Market risk - Terms of Derivative Financial Instruments Used to Economically Hedge Foreign Currency Risk) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Put options [Member] | Euro/U.S Dollar [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ 2	$ 0
Stated amount	$ 57	$ 47
Average exchange rate	1.2	1.2
Put options [Member] | U.S Dollar/British Pound [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ 0	$ 0
Stated amount	$ 12	$ 10
Average exchange rate	1.4	1.3
Put options [Member] | U.S Dollar/Israeli Shekel [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ 14	$ 13
Stated amount	$ 660	$ 400
Average exchange rate	3.2	3.3
Put options [Member] | U.S Dollar/Japanese Yen [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ 0	$ 0
Stated amount	$ 4	$ 2
Average exchange rate	109.7	107
Call options [Member] | Euro/U.S Dollar [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ 0	$ (2)
Stated amount	$ 57	$ 47
Average exchange rate	1.2	1.2
Call options [Member] | U.S Dollar/British Pound [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ 0	$ 0
Stated amount	$ 12	$ 10
Average exchange rate	1.4	1.3
Call options [Member] | U.S Dollar/Israeli Shekel [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ (2)	$ (1)
Stated amount	$ 660	$ 380
Average exchange rate	3.2	3.3
Call options [Member] | U.S Dollar/Japanese Yen [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ 0	$ 0
Stated amount	$ 4	$ 2
Average exchange rate	109.7	107
Swap contract [Member] | Euro/U.S Dollar [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount		$ (41)
Stated amount		$ 324
Average exchange rate		1.1
Swap contract [Member] | U.S Dollar/British Pound [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount		$ 5
Stated amount		$ 63
Average exchange rate		1.3
Swap contract [Member] | U.S Dollar/Israeli Shekel [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ 119	$ 87
Stated amount	$ 579	$ 701
Average exchange rate	3.7	3.7
SWAP contracts from variable interest to fixed interest [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ (7)	$ (13)
Stated amount	150	150
SWAP contracts from variable USD interest to fixed EUR interest [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount		(41)
Stated amount		324
SWAP contracts from fixed ILS interest to fixed USD interest [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	119	87
Stated amount	579	701
Forward contracts [Member] | Euro/U.S Dollar [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	4	0
Stated amount	$ 240	$ 150
Average exchange rate	1.2	1.2
Forward contracts [Member] | U.S Dollar/British Pound [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ 0	$ 0
Stated amount	$ 16	$ 27
Average exchange rate	1.4	1.4
Forward contracts [Member] | U.S Dollar/Israeli Shekel [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ 3	$ 8
Stated amount	$ 515	$ 377
Average exchange rate	3.2	3.2
Forward contracts [Member] | U.S Dollar/Chinese Yuan Renminbi [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ 1	$ 0
Stated amount	$ 46	$ 23
Average exchange rate	6.5	6.6
Forward contracts [Member] | U.S Dollar/Brazilian Real risk [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ (1)
Stated amount	$ 37
Average exchange rate	5.4
Forward contracts [Member] | Other [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ 0	$ 0
Stated amount	$ 23	$ 53
Average exchange rate	0	0